SHARE REPURCHASE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Oct. 26, 2012
Equity, Class of Treasury Stock [Line Items]
Repurchase of ADSs, amount	$ 12,410	$ 10,123,821	$ 14,590,355
2011 Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized ADSs to be repurchased, shares					5,000,000
Authorized ADSs to be repurchased, amount					15,000,000
Repurchase of ADSs, in shares			1,746,059	607,478
Repurchase of ADSs, amount			12,518,624	2,748,579
Cancellation of ADSs, shares				500,000
2012 Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized ADSs to be repurchased, shares						5,000,000
Authorized ADSs to be repurchased, amount						20,000,000
Repurchase of ADSs, in shares		1,592,558	362,807
Repurchase of ADSs, amount		$ 10,123,821	$ 2,071,731